Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share

	As at September 30,
	2025	2024
Stock options	14,830,984,000	507,014,688
Restricted stock units	—	251,823,915
Warrants	53,076,082,000	11,562,563,300
Convertible notes	1,728,414,000	1,257,860,000
Total	69,635,480,000	13,579,261,903

The following potential dilutive securities, presented based on amounts outstanding at the end of each reporting period, have been excluded from the calculation of diluted net loss per share because including them would have had an anti-dilutive impact:

	As of December 31,
	2024	2023
Stock options	3,963,964,688	651,237,400
Restricted stock units	—	385,954,925
Warrants	20,518,595,300	4,240,447,500
Convertible notes	406,236,000	—
Total	24,888,795,988	5,277,639,825